Post Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Cost of current defined benefit plan service	$ (2,132,231)	$ (1,928,868)	$ (1,920,262)
Defined benefit plan interest cost	(2,146,386)	(2,639,738)	(2,750,376)
Past service cost		(1,224,527)	39,060
Expenses recognized in Profit or Loss	(4,278,617)	(5,793,133)	(4,631,578)
Gains (losses) from remeasurement of defined benefit plans	(8,545,834)	(7,777,204)	37,881
Total expense recognized in the Statement of Comprehensive Income	$ (12,824,451)	$ (13,570,337)	$ (4,593,697)